Fair value measurements	12 Months Ended
Dec. 31, 2025
EBP 018
EBP, Investment, Fair Value and NAV [Line Items]
Fair value measurements	Fair value measurements
The following summarizes the classification of investments at fair value by classification and method of valuation in accordance with U.S. GAAP:

		Assets at Fair Value as of		December 31, 2024
Description	Total	Level 1	Level 2	Level 3
Cash	$60,574	$60,574	$—	$—
Equities	357,653	357,653	—	—
Corporate Bonds	2,208,953	—	2,208,953	—
Total assets in the fair value hierarchy	$2,627,180	$418,227	$2,208,953	$—